Leases	6 Months Ended
Jan. 31, 2023
Lessee, Lease, Description [Line Items]
Leases
8: Leases
The Company has operating leases for office facilities and office equipment. Our leases have remaining terms of less than one year to approximately three years, some of which include options to renew.
Our total net cost for operating leases for the Successor Period and the Year to Date Predecessor Period was $1.6 million.
Included in the measurement of the lease liability at January 31, 2023, is $1.6 million in cash payments for operating leases which were made during the Successor Period and the Year to Date Predecessor Period.

Supplemental balance sheet information related to lease liabilities was as follows:

(in thousands, except lease term and discount rate)	January 31, 2023
Operating leases
Operating ROU assets	$720

Operating lease liabilities, current	$406
Operating lease liabilities, net of current portion	427

Total operating lease liabilities	$833

Weighted average remaining lease term	1.7 years
Weighted average discount rate	4.8%
Maturities of operating lease liabilities at January 31, 2023 were as follows:

(in thousands)
Year ending January 31,
2024	$754
2025	538
2026	64

Total lease payments	1,356
Less: imputed interest	(523)

Total lease payments	$833

Rent expense related to operating leases for office facilities was $0.9 million the year ending January 31, 2022.